OWNERS' EQUITY - Stock Options Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning of period	$ 0.34
Weighted Average Grant Date Fair Value, end of period	0.34	$ 0.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period	1.20
Weighted Average Exercise Price, end of period	$ 1.20	$ 1.20
Non-qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Stock Options, beginning of period (in shares)	5,500,000
Number of Stock Options, Options forfeited (in shares)	(225,000)
Number of Stock Options, Options granted (in shares)		5,500,000
Number of Stock Options, end of period (in shares)	5,275,000	5,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning of period	$ 0.34
Weighted Average Grant Date Fair Value, Options forfeited	0.34
Weighted Average Grant Date Fair Value, Options granted		$ 0.34
Weighted Average Grant Date Fair Value, end of period	0.34	0.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period	1.20
Weighted Average Exercise Price, Options forfeited	1.20
Weighted Average Exercise Price, Options granted		1.20
Weighted Average Exercise Price, end of period	$ 1.20	$ 1.20